Business Combinations	12 Months Ended
Dec. 31, 2013
Business Combinations

2. Business Combinations

On December 6, 2013, the Company completed the acquisition of Roma Financial Corporation (“Roma Financial”) which operated 26 branches in Burlington, Ocean, Mercer, Camden and Middlesex counties, New Jersey. After the purchase accounting adjustments, the Company added $1.34 billion in customer deposits and acquired $991.0 million in loans. This transaction generated $8.9 million in core deposit premium. The acquisition was accounted for under the acquisition method of accounting as prescribed by “ASC” 805 “Business Combinations”, as amended. Under this method of accounting, the purchase price has been allocated to the respective assets acquired and liabilities assumed based on their estimated fair values, net of applicable income tax effects. The excess cost over fair value of net assets acquired has been recorded as goodwill. In connection with the acquisition, the Company issued 25,917,637 shares of its common stock, of which 6,374,841 shares went to Roma’s public stockholders and 19,542,796 shares were issued to Investors Bancorp MHC. The purchase price for Roma Financial was determined using the exchange ratio of 0.8653 stated in the merger agreement and the closing stock price on December 6, 2013 of Investors Bancorp’s common shares issued to and held by Investors Bancorp. The value assigned to the Roma MHC are based on the exchange ratio of 0.8653 and the difference of the appraised value of the Roma Financial Corporation franchise less the value given to the public stockholders.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition for Roma, net of cash consideration paid:

At December 6, 2013
(In millions)
Cash and cash equivalents, net	$118.2
Securities available-for-sale	382.0
Securities held to maturity	13.6
Loans receivable	991.0
Accrued interest receivable	3.8
Other real estate owned	5.3
Office properties and equipment, net	30.7
Goodwill	0.3
Intangible assets	9.5
Other assets	78.5

Total assets acquired	1,632.9

Deposits	(1,341.2)
Borrowed funds	(92.1)
Other liabilities	(20.5)

Total liabilities assumed	$(1,453.8)

Net assets acquired	$179.1

The calculation of goodwill is subject to change for up to one year after closing date of the transaction as additional information relative to closing date estimates and uncertainties become available. As the Company finalizes its analysis of these assets, there may be adjustments to the recorded carrying values.

On October 15, 2012, the Company completed the acquisition of Marathon Banking Corporation and Marathon National Bank of New York, (“Marathon Bank”) a federally chartered bank with 13 full-service branches in the New York metropolitan area. After the purchase accounting adjustments, the Company added $777.5 million in customer deposits and acquired $558.5 million in loans. This transaction resulted in $38.6 million of goodwill and generated $5.0 million in core deposit premium. The acquisition was accounted for under the acquisition method of accounting as prescribed by “ASC” 805 “Business Combinations”, as amended. Under this method of accounting, the purchase price has been allocated to the respective assets acquired and liabilities assumed based on their estimated fair values, net of applicable income tax effects. The excess cost over fair value of net assets acquired has been recorded as goodwill. The purchase price of $135.0 million was paid using available cash.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition for Marathon, net of cash consideration paid:

At October 15, 2012
(In millions)
Cash and cash equivalents, net	$113.0
Securities available-for-sale	42.2
Securities held to maturity	4.7
Loans receivable	558.5
Accrued interest receivable	1.5
Other real estate owned	1.0
Office properties and equipment, net	7.5
Goodwill	38.6
Intangible assets	5.0
Other assets	14.7

Total assets acquired	786.7

Deposits	(777.5)
Borrowed funds	(5.2)
Other liabilities	(4.0)

Total liabilities assumed	$(786.7)

The purchase accounting for the Marathon transaction is complete and reflected in the table above and in our consolidated financial statements.

On January 6, 2012, the Company completed the acquisition of Brooklyn Federal Bancorp, Inc. (“BFSB”), the holding company of Brooklyn Federal Savings Bank, a federally chartered savings bank with five full-service branches in Brooklyn and Long Island. After the purchase accounting adjustments, the Company added $385.9 million in customer deposits and acquired $177.5 million in loans. This transaction resulted in $16.7 million of goodwill and generated $218,000 in core deposit premium. The acquisition was accounted for under the acquisition method of accounting as prescribed by “ASC” 805 “Business Combinations”, as amended. Under this method of accounting, the purchase price has been allocated to the respective assets acquired and liabilities assumed based on their estimated fair values, net of applicable income tax effects. The excess cost over fair value of net assets acquired has been recorded as goodwill. The purchase price of $10.3 million was paid through a combination of the Company’s common stock (551,862 shares), issued to Investors Bancorp, MHC, and cash of $2.9 million. Brooklyn Federal Savings Bank was merged into the Bank as of the acquisition date. In a separate transaction the Company sold most of Brooklyn Federal Savings Bank’s commercial real estate loan portfolio to a real estate investment fund on January 10, 2012.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition for BFSB, net of cash consideration paid:

At January 6, 2012
(In millions)
Cash and cash equivalents, net	$27.7
Securities available-for-sale	170.4
Loans receivable	177.5
Accrued interest receivable	1.1
Office properties and equipment, net	5.2
Goodwill	16.7
Intangible assets	0.2
Other assets	9.3

Total assets acquired	408.1

Deposits	(385.9)
Borrowed funds	(8.2)
Other liabilities	(6.4)

Total liabilities assumed	(400.5)

Net assets acquired	$7.6

The purchase accounting for the Brooklyn transaction is complete and reflected in the table above and in our consolidated financial statements.

Fair Value Measurement of Assets Acquired and Liabilities Assumed

Described below are the methods used to determine the fair values of the significant assets acquired and liabilities assumed in the Roma Financial acquisition:

Securities. The estimated fair values of the investment securities classified as available for sale were calculated utilizing Level 1 inputs. The prices for these instruments are based upon sales of the securities shortly after the acquisition date. Investment securities classified as Held to Maturity were valued using a combination of Level 1and Level 2 inputs. The Company reviewed the data and assumptions used in pricing the securities by its third party provider to ensure the highest level of significant inputs are derived from market observable data.

Loans. The acquired loan portfolio was valued based on guidance from ASC 820-10 which defines fair value as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. Level 3 procedures utilized to value the portfolio included the use of present value techniques employing cash flow estimates and the incorporated assumptions that marketplace participants would use in estimating fair values. In instances where reliable market information was not available, the Company used its own assumptions in an effort to determine reasonable fair value. Specifically, the Company utilized three separate fair value analyses we believe a market participant might employ in estimating the entire fair value adjustment required under ASC 820-10. The three separate fairvaluation methodologies used are: 1) interest rate loan fair value analysis, 2) general credit fair value adjustment and 3) specific credit fair value adjustment.

To prepare the interest rate fair value analysis, loans were assembled into groupings by characteristics such as loan type, term, collateral and rate. Market rates for similar loans were obtained from various external data sources and reviewed by Company Management for reasonableness. The average of these rates was used as the fair value interest rate a market participant would utilize. A present value approach was utilized to calculate the interest rate fair value adjustment.

The General Credit Risk fair value adjustment was calculated using a two part general credit fair value analysis; 1) expected lifetime losses and 2) estimated fair value adjustment for qualitative factors. The expected lifetime losses were calculated using an average of historical losses of the Company, the acquired banks and peer banks. The adjustment related to qualitative factors was impacted by general economic conditions, the risk related to lack of familiarity with the originator’s underwriting process.

To calculate the Specific Credit fair value adjustment the Company reviewed the acquired loan portfolio for loans meeting the definition of an impaired loan as defined by ASC 310-30. Loans meeting this criteria were reviewed by comparing the contractual cash flows to expected collectible cash flows. The aggregate expected cash flows less the acquisition date fair value will result in an accretable yield amount. The accretable yield amount will be recognized over the life of the loans on a level yield basis as an adjustment to yield.

Deposits / Core Deposit Premium. Core deposit premium represent the value assigned to demand, interest checking, money market and savings accounts acquired as part of an acquisition. The core deposit premium value represents the future economic benefit, including the present value of future tax benefits, of the potential cost savings from acquiring core deposits as part of an acquisition compared to the cost alternative funding sources.

Certificates of deposit (time deposits) are not considered to be core deposits as they are assumed to have a low expected average life upon acquisition. The fair value of certificates of deposits represents the present value of the certificates’ expected contractual payments discounted by market rates for similar CD’s.

Borrowed Funds. The present value approach was used to determine the fair value of the borrowed funds acquired during 2012. The fair value of the liability represents the present value of the expected payments using the current rate of a replacement borrowing of the same type and remaining term to maturity.